Finance Income, Net (Details) - Schedule of Components of Finance Income, Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net	$ 90,147	$ 1,742
Exchange differences [Member]
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net	94,020	3,410
Bank fees [Member]
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net	$ (3,873)	$ (1,668)